Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 10, 2023	Jun. 27, 2022	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents				$ 2,615	$ 2,032
Working capital				6,900
Net income from continuing operations				9,706	17,462	$ (28,211)
Net decrease in cash				(943)	2,485	(10,264)
Net cash proceeds			$ 22,500
Impairment loss of long-lived assets
Revenue recognized				1,086
Advertising expenditures included in sales and marketing expenses
Fair value of share				5,217
Escrow shares				$ 10,482
Shares cancelled (in Shares)				538,437
Share-based compensation, percentage				70.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Reverse stock split, shares issued and oustanding (in Shares)	190,168,698	298,406,545
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Reverse stock split, shares issued and oustanding (in Shares)	15,895,015	18,681,481
Advisor [Member]
Summary of Significant Accounting Policies [Line Items]
Subscriptions shares issued				$ 392